Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Schedule of Subsidiaries
The Consolidated Financial Statements comprise the financial statements of Sequans Communications S.A., which is the ultimate parent of the group, and its subsidiaries as of and for the years ended December 31, 2025, 2024 and 2023:

Name	Country of incorporation	Year of incorporation	% equity interest
Sequans Communications Ltd.	United Kingdom	2005	100
Sequans Communications Inc.	United States	2008	100
Sequans Communications Ltd. Pte.	Singapore	2008	100
Sequans Communications Israel (2009) Ltd.	Israel	2009	100
Sequans Communications Finland Oy	Finland	2020	100
Sequans Communications SAS	France	2023	100
Bitquans Holdings LLC	United States	2025	100
ACP Advanced Circuit Pursuit AG	Switzerland	2025	100

Schedule of Average and Closing Exchange Rate for the U.S. Dollar
The table below sets forth, for the periods and dates indicated, the average and closing exchange rate for the U.S. dollar (USD) to the euro (EUR), the U.K. pound sterling (GBP), the Singapore dollar (SGD), the New Israeli shekel (NIS) and the Switzerland franc (CHF):

	USD/EUR	USD/GBP	USD/SGD	USD/NIS	USD/CHF
December 31, 2023
Average rate	1.0816	1.2435	0.7447	0.2716	Not applicable
Closing rate	1.1050	1.2714	0.7573	0.2763	Not applicable
December 31, 2024
Average rate	1.0821	1.2794	0.7485	0.2703	Not applicable
Closing rate	1.0389	1.2529	0.7335	0.2742	Not applicable
December 31, 2025
Average rate	1.1293	1.3190	0.7652	0.2902	1.2053
Closing rate	1.1750	1.3466	0.7779	0.3136	1.2615

Schedule of Useful Lives Most Commonly Used	The useful lives most commonly used are the following:

Machinery and equipment	3 to 5 years
Building and leasehold improvements	Lesser of 6 years or the life of the lease
Computer equipment	3 years
Furniture and office equipment	5 years